DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS (Details Narrative) - Broad Capital Acquisition Corp [Member] - USD ($)										6 Months Ended		9 Months Ended	12 Months Ended
	Aug. 04, 2023	Jan. 18, 2023	Feb. 10, 2022	Feb. 09, 2022	Jan. 19, 2022	Jan. 13, 2022	May 25, 2021	May 25, 2021	May 07, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Jun. 09, 2023	Jan. 13, 2023	Jan. 10, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchaser shares						101,000,000
Share price						$ 10.10
Proceeds from issuance initial public offering											$ 99,429,074		$ 99,429,074
Payments of stock issuance costs												120,646
Gross proceeds from private placement											$ 4,511,301		4,511,301
Underwriters deferred discount				$ 31,814
Minimum net tangible asset upon consummation of business combination										$ 5,000,001			$ 5,000,001
Percentage of the public shareholding to be redeemed in case the business combination is not complete													100.00%
Common stock, par value										$ 0.000001		$ 0.000001	$ 0.000001
Interest to pay dissolution expenses										$ 100,000			$ 100,000
Sale of stock description						Each Unit consists of one share of common stock and one right to receive one-tenth (1/10) of one share of common stock upon the consummation of an initial business combination
Cash in operating bank account										52,152		$ 2,164	391,924
Proceeds from issuance of common stock to Sponsor												$ 25,000
Repayments of promissory note					$ 133,533
Extension loan										2,003,628				$ 150,000		$ 150,000
Working capital loan										$ 152,146
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price															$ 10.25
Business Combination Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchaser shares		7,000,000
Share price		$ 10.00				$ 0.0625								$ 0.0625
Common stock, par value		$ 0.000001
Number of purchaser shares issued based on performance		2,000,000
Business Combination Agreement [Member] | Forecast [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchaser shares	9,000,000
Business Combination Agreement [Member] | Forecast [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchaser shares	7,000,000
Business Combination Agreement [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchaser shares		9,000,000
Share price		$ 10.00
Common stock, par value		$ 0.000001
Number of purchaser shares issued based on performance		2,000,000
Broad Capital LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchaser shares							80,000		2,875,000
Sale of stock description							The initial stockholders have agreed not to transfer, assign or sell any of the Common Stock (except to certain permitted transferees as disclosed herein) until, with respect to any of the Common Stock, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for share subdivisions, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, or earlier, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, share exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their Common Stock for cash, securities or other property	The initial stockholders have agreed not to transfer, assign or sell any of the Common Stock (except to certain permitted transferees as disclosed herein) until, with respect to any of the Common Stock, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for share subdivisions, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, or earlier, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, share exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their Common Stock for cash, securities or other property.
Working capital loan													$ 0
Trust Account [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price										$ 10.10			$ 10.10
Minimum market value net asset held in trust account, percentage										80.00%			80.00%
Business acquisition, voting interest rate										The Company will only complete a Business Combination if the post transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).			The Company will only complete a Business Combination if the post transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”)
Sale of stock description										In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.10 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.10 per Public Share due to reductions in the value of the trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, if an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims			In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.10 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.10 per Public Share due to reductions in the value of the trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, if an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims.
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchaser shares						10,000,000
Share price						$ 10.00
Proceeds from issuance initial public offering						$ 100,000,000
Payments of stock issuance costs						6,917,226
Deferred underwriting commissions						$ 3,500,000
Sale of stock description										In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00)			In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchaser shares			159,069	159,069
Share price			$ 10.00
Proceeds from issuance initial public offering			$ 1,590,690	$ 1,590,690
Options to purchase stock						1,500,000
Forfeited shares			335,233	335,233
Proceeds from over allotment				$ 1,606,597
Over-Allotment Option [Member] | Broad Capital LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchaser shares						4,772
Share price						$ 10.00
Gross proceeds from private placement						$ 47,720
Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchaser shares						446,358
Share price						$ 10.00
Gross proceeds from private placement						$ 4,463,580